NET LOSS PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table reconciles the weighted-average shares outstanding for basic and diluted net loss per share for the three months ended March 31, 2015 and 2014:

	Three Months Ended
	March 31,
	2015	2014
Basic:
Net loss	$(1,165,910)	$(383,672)
Weighted average shares used in computing basic loss per share	9,687,097	5,101,770
Net loss per share - Basic	$(0.12)	$(0.08)

Diluted:
Net loss	$(1,165,910)	$(383,672)
Weighted average shares used in computing diluted loss per share	9,687,097	5,101,770
Net loss per share - Diluted	$(0.12)	$(0.08)

The following table reconciles the weighted-average shares outstanding for basic and diluted net loss per share for the years ended December 31, 2014 and 2013:

	December 31,
	2014	2013
Basic:
Net loss	$(4,509,250)	$(177,996)
Weighted-average shares used in computing basic loss per share	7,084,630	5,101,770
Net loss per share - Basic	$(0.64)	$(0.03)
Diluted:
Net loss	$(4,509,250)	$(177,996)
Weighted-average shares used in computing diluted loss per share	7,084,630	5,101,770
Net loss per share - Diluted	$(0.64)	$(0.03)